Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
November 30, 2022
SHI-NPRT1-0123
1.824030.117
Corporate Bonds - 87.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp. 3.375% 8/15/26	2,658,000	1,721,055
Nonconvertible Bonds - 87.0%
Aerospace - 3.5%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	885,550
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	762,550
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	2,085,000	1,833,570
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,310,350
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,208,329
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	5,824,554
		11,824,903
Air Transportation - 0.2%
United Airlines, Inc. 4.375% 4/15/26 (b)	670,000	623,787
Automotive & Auto Parts - 1.8%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,063,511
Dana, Inc. 4.5% 2/15/32	365,000	285,841
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	330,300
2.9% 2/10/29	360,000	294,952
4% 11/13/30	1,710,000	1,446,404
4.687% 6/9/25	1,005,000	966,998
5.113% 5/3/29	650,000	605,989
5.125% 6/16/25	660,000	639,086
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	133,776
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	377,560
		6,144,417
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	205,000	179,976
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,094,800
		1,274,776
Broadcasting - 1.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	650,000	105,647
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	390,867
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	298,388
5% 8/1/27 (b)	1,160,000	1,082,558
5.5% 7/1/29 (b)	2,845,000	2,648,980
TEGNA, Inc.:
4.625% 3/15/28	1,270,000	1,197,750
5% 9/15/29	240,000	224,409
		5,948,599
Building Materials - 1.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,752,301
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	350,000	283,731
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,485,000	1,217,700
		3,253,732
Cable/Satellite TV - 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	162,360
4.5% 8/15/30 (b)	1,995,000	1,680,788
4.5% 5/1/32	2,370,000	1,955,878
4.5% 6/1/33 (b)	730,000	579,335
5% 2/1/28 (b)	4,914,000	4,517,244
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,495,000	1,799,444
4.125% 12/1/30 (b)	5,000	3,838
4.625% 12/1/30 (b)	930,000	589,766
5.375% 2/1/28 (b)	700,000	626,600
5.5% 4/15/27 (b)	1,961,000	1,796,766
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,493,638
		15,205,657
Chemicals - 4.8%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,100,484
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,454,238
5.25% 12/15/29	130,000	116,108
5.65% 12/1/44	1,034,000	775,500
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,960,000	1,759,251
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	766,344
Olin Corp.:
5% 2/1/30	1,944,000	1,764,219
5.125% 9/15/27	2,525,000	2,367,188
SPCM SA 3.125% 3/15/27 (b)	360,000	308,700
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	2,610,925
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,370,392
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	630,000	564,449
5.625% 10/1/24 (b)	1,246,000	1,218,040
		16,175,838
Consumer Products - 0.4%
Mattel, Inc. 3.75% 4/1/29 (b)	630,000	551,672
Newell Brands, Inc. 5.625% 4/1/36 (c)	565,000	483,612
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	375,000	291,116
		1,326,400
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	1,155,000	1,016,400
Ball Corp. 3.125% 9/15/31	1,280,000	1,016,959
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	180,000	152,806
OI European Group BV 4.75% 2/15/30 (b)	370,000	319,451
		2,505,616
Diversified Financial Services - 5.0%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	905,000	528,954
3.625% 10/1/31 (b)	975,000	526,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,151,838
6.25% 5/15/26	3,149,000	3,083,060
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	876,863
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,238,716
MSCI, Inc. 3.25% 8/15/33 (b)	285,000	223,905
OneMain Finance Corp.:
3.5% 1/15/27	2,475,000	2,026,863
6.875% 3/15/25	1,585,000	1,539,503
7.125% 3/15/26	624,000	604,528
		16,800,730
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,765,000	1,381,677
Energy - 14.5%
Altus Midstream LP 5.875% 6/15/30 (b)	340,000	319,501
Apache Corp.:
4.25% 1/15/30	244,000	219,273
5.1% 9/1/40	686,000	564,235
5.25% 2/1/42	1,030,000	835,807
5.35% 7/1/49	170,000	134,504
Cheniere Energy Partners LP:
3.25% 1/31/32	365,000	297,019
4% 3/1/31	1,355,000	1,183,931
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,137,911
CNX Midstream Partners LP 4.75% 4/15/30 (b)	150,000	125,099
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	190,000	174,800
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,741,531
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,198,000	2,068,248
5.75% 4/1/25	3,871,000	3,773,745
6% 2/1/29 (b)	1,910,000	1,761,975
CVR Energy, Inc.:
5.25% 2/15/25 (b)	840,000	805,157
5.75% 2/15/28 (b)	175,000	157,437
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	94,050
6.45% 11/3/36 (b)	435,000	432,363
8.125% 8/16/30	30,000	33,276
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	905,000	890,701
EnLink Midstream LLC 5.625% 1/15/28 (b)	220,000	214,500
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	220,270
5.45% 6/1/47	605,000	490,050
5.6% 4/1/44	1,018,000	844,940
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	959,698
5.5% 7/15/28	905,000	838,555
6.5% 7/15/48	550,000	426,062
7.5% 6/1/27 (b)	710,000	717,533
EQT Corp. 3.9% 10/1/27	1,654,000	1,531,127
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,063,850
5.625% 2/15/26 (b)	592,000	581,930
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	380,000	361,879
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	365,000	332,574
6.375% 4/15/27 (b)	300,000	293,516
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,450,244
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	496,650
4.3% 8/15/39	340,000	275,400
4.4% 4/15/46	995,000	786,050
4.4% 8/15/49	1,140,000	889,638
5.55% 3/15/26	1,660,000	1,660,000
6.125% 1/1/31	765,000	776,165
6.2% 3/15/40	330,000	322,565
6.45% 9/15/36	1,745,000	1,749,363
7.5% 5/1/31	330,000	358,050
7.875% 9/15/31	210,000	229,950
8.875% 7/15/30	715,000	819,569
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	931,331
4.95% 7/15/29 (b)	570,000	512,551
6.875% 4/15/40 (b)	220,000	182,600
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,121,324
5.875% 3/15/28	215,000	204,776
6% 4/15/27	1,405,000	1,385,170
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	226,297
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	231,413
6% 3/1/27 (b)	1,111,000	1,056,155
6% 12/31/30 (b)	1,360,000	1,230,786
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	267,708
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	384,369
3.875% 11/1/33 (b)	365,000	296,834
4.125% 8/15/31 (b)	430,000	370,875
Western Gas Partners LP:
4.3% 2/1/30	2,950,000	2,628,716
4.65% 7/1/26	122,000	118,649
		48,590,245
Environmental - 0.7%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,234,009
6% 6/15/30 (b)	220,000	214,542
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	804,750
		2,253,301
Food & Drug Retail - 1.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,140,495
4.625% 1/15/27 (b)	1,400,000	1,295,126
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,585,000	713,250
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	165,000	134,997
		5,283,868
Food/Beverage/Tobacco - 1.6%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	1,660,000	1,592,206
Post Holdings, Inc. 5.625% 1/15/28 (b)	2,000,000	1,908,060
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	155,297
6.25% 4/15/25 (b)	1,660,000	1,675,504
		5,331,067
Gaming - 1.9%
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	419,975
5.75% 7/21/28 (b)	805,000	654,063
MGM Resorts International 5.75% 6/15/25	620,000	605,114
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	674,381
4.5% 9/1/26 (b)	2,592,000	2,427,201
4.625% 6/15/25 (b)	315,000	301,443
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,276,707
		6,358,884
Healthcare - 8.7%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	169,982
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,215,000	1,117,800
Catalent Pharma Solutions:
3.125% 2/15/29 (b)	1,100,000	899,250
3.5% 4/1/30 (b)	1,625,000	1,324,375
Centene Corp.:
2.45% 7/15/28	70,000	58,868
2.5% 3/1/31	1,390,000	1,094,370
3.375% 2/15/30	2,000,000	1,703,626
4.25% 12/15/27	1,425,000	1,337,334
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	265,000	230,582
4.25% 5/1/28 (b)	150,000	136,875
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,720,000	1,260,227
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	518,067
HCA Holdings, Inc.:
5.375% 2/1/25	1,600,000	1,596,112
5.375% 9/1/26	5,515,000	5,483,360
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	988,436
4.625% 2/1/28 (b)	170,000	162,755
IQVIA, Inc. 5% 5/15/27 (b)	630,000	601,593
Jazz Securities DAC 4.375% 1/15/29 (b)	305,000	276,794
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	485,000	409,219
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	1,550,000	1,394,969
5.125% 4/30/31 (b)	1,050,000	931,781
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	283,193
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	5,745,000	5,141,885
4.875% 1/1/26 (b)	690,000	654,796
5.125% 11/1/27 (b)	1,500,000	1,412,085
		29,188,334
Homebuilders/Real Estate - 2.5%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	347,010
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	400,113
Howard Hughes Corp. 4.375% 2/1/31 (b)	675,000	554,344
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	566,638
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,001,961
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	453,150
Service Properties Trust:
3.95% 1/15/28	85,000	62,812
4.375% 2/15/30	605,000	424,516
4.95% 10/1/29	515,000	374,422
5.5% 12/15/27	480,000	417,600
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	612,228
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)	1,630,000	1,361,392
		8,576,186
Hotels - 1.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	930,340
4% 5/1/31 (b)	3,185,000	2,679,114
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	409,757
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	529,403
		4,548,614
Leisure - 1.1%
Carnival Corp.:
7.625% 3/1/26 (b)	1,465,000	1,234,263
10.5% 2/1/26 (b)	2,290,000	2,317,709
Royal Caribbean Cruises Ltd. 5.375% 7/15/27 (b)	325,000	269,295
		3,821,267
Metals/Mining - 0.2%
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	20,000	18,300
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	51,983
Mineral Resources Ltd. 8% 11/1/27 (b)	495,000	508,563
		578,846
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	475,000	463,700
Glatfelter Corp. 4.75% 11/15/29 (b)	290,000	189,225
		652,925
Restaurants - 0.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	150,000	159,246
Yum! Brands, Inc. 3.625% 3/15/31	470,000	391,863
		551,109
Services - 5.1%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	314,212
4.875% 7/15/32 (b)	355,000	307,150
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	196,000	182,280
AECOM 5.125% 3/15/27	2,030,000	1,974,946
Aramark Services, Inc. 5% 2/1/28 (b)	3,660,000	3,422,722
ASGN, Inc. 4.625% 5/15/28 (b)	3,400,000	3,034,500
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,437,478
4% 7/1/29 (b)	140,000	124,128
Fair Isaac Corp. 4% 6/15/28 (b)	435,000	398,025
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	179,557
3.75% 10/1/30 (b)	530,000	458,450
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	760,650
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,270,000	1,116,676
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,239,269
Service Corp. International 5.125% 6/1/29	695,000	658,294
TriNet Group, Inc. 3.5% 3/1/29 (b)	595,000	494,594
		17,102,931
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	625,305
Super Retail - 1.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	230,000	200,675
5% 2/15/32 (b)	250,000	211,222
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,095,000	1,025,117
Gap, Inc. 3.875% 10/1/31 (b)	360,000	271,800
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,155,700
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	430,716
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,106,678
		4,401,908
Technology - 4.6%
Block, Inc. 2.75% 6/1/26	360,000	321,732
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	440,000	424,598
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,222,263
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	507,752
Entegris, Inc. 4.375% 4/15/28 (b)	2,100,000	1,855,750
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	771,964
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,400,000	1,326,819
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	439,399
4.125% 8/1/30 (b)	305,000	254,675
MicroStrategy, Inc. 6.125% 6/15/28 (b)	545,000	403,109
onsemi 3.875% 9/1/28 (b)	620,000	549,748
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,327,922
3.875% 12/1/29 (b)	180,000	143,700
Roblox Corp. 3.875% 5/1/30 (b)	890,000	728,269
Sensata Technologies BV:
4% 4/15/29 (b)	1,115,000	969,637
5.625% 11/1/24 (b)	1,000,000	997,840
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,110,393
TTM Technologies, Inc. 4% 3/1/29 (b)	460,000	390,238
Twilio, Inc. 3.875% 3/15/31	295,000	239,345
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	598,125
		15,583,278
Telecommunications - 9.2%
Altice Financing SA 5% 1/15/28 (b)	1,660,000	1,354,361
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,416,511
Cogent Communications Group, Inc. 7% 6/15/27 (b)	830,000	809,250
Level 3 Financing, Inc. 4.25% 7/1/28 (b)	7,105,000	5,563,139
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	163,575
5.125% 1/15/28 (b)	1,800,000	1,624,500
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,404,000	2,187,880
SBA Communications Corp. 3.875% 2/15/27	705,000	650,886
Sprint Capital Corp.:
6.875% 11/15/28	7,935,000	8,407,986
8.75% 3/15/32	1,720,000	2,056,518
Telecom Italia Capital SA:
6% 9/30/34	739,000	570,722
7.2% 7/18/36	855,000	708,710
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,089,932
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,585,000	1,386,875
		30,990,845
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	156,666
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	101,788
		258,454
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	360,000	277,150
XPO Logistics, Inc. 6.25% 5/1/25 (b)	168,000	169,710
		446,860
Utilities - 7.3%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,147,942
4.75% 3/15/28 (b)	290,000	267,892
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,204,514
InterGen NV 7% 6/30/23 (b)	1,496,000	1,463,482
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	137,390
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,710,000	1,367,402
5.25% 6/15/29 (b)	1,251,000	1,152,990
5.75% 1/15/28	1,319,000	1,262,943
6.625% 1/15/27	339,000	341,610
PG&E Corp.:
5% 7/1/28	5,555,000	5,125,099
5.25% 7/1/30	2,395,000	2,168,637
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	578,760
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	769,700
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,539,113
5.5% 9/1/26 (b)	2,052,000	1,985,780
5.625% 2/15/27 (b)	960,000	928,755
		24,442,009
TOTAL NONCONVERTIBLE BONDS		292,052,368
TOTAL CORPORATE BONDS (Cost $325,950,683)		293,773,423

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
Services - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (d)(e)(f)	129,675	125,191
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (d)(e)(f)	330,000	327,423
TOTAL BANK LOAN OBLIGATIONS (Cost $447,265)		452,614

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.8%
Ally Financial, Inc. 4.7% (d)(g) (Cost $3,800,000)	3,800,000	2,752,625

Money Market Funds - 10.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h) (Cost $34,494,816)	34,489,857	34,496,755

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $364,692,764)	331,475,417
NET OTHER ASSETS (LIABILITIES) - 1.3%	4,420,410
NET ASSETS - 100.0%	335,895,827

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,227,837 or 55.4% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	33,916,027	9,359,583	8,778,855	271,887	-	-	34,496,755	0.1%
Total	33,916,027	9,359,583	8,778,855	271,887	-	-	34,496,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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